Equity - Schedule of Calculations of Dividends Proposed (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Profit for the year attributable to equity holders of the parent	R$ (82,380,000)	R$ 44,255,000	R$ 75,129,000
(-) Legal reserve		(2,213,000)	(3,756,000)
Calculation basis for dividend distribution		42,042,000	71,373,000
Minimum mandatory dividend		(10,511,000)	(17,843,000)
Additional dividends proposed			(57,210,000)
Total		R$ (10,511,000)	R$ (75,053,000)